Goodwill and Other Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	$ 667.2	$ 627.8
Accumulated Amortization	(255.9)	(208.4)
Net	411.3	419.4
Certificate of Need [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	98.6	93.9
Accumulated Amortization	(12.9)	(6.9)
Net	85.7	87.0
Licenses [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	142.0	138.9
Accumulated Amortization	(62.1)	(53.7)
Net	79.9	85.2
Noncompete Agreements [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	62.2	58.0
Accumulated Amortization	(47.3)	(37.0)
Net	14.9	21.0
Trade Name - Encompass [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	135.2	135.2
Accumulated Amortization	0.0	0.0
Net	135.2	135.2
Trade Names [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	34.6	32.9
Accumulated Amortization	(13.9)	(11.5)
Net	20.7	21.4
Internal-use Software [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	181.4	155.7
Accumulated Amortization	(110.2)	(90.5)
Net	71.2	65.2
Market Access Assets [Member]
Schedule of Intangible Assets by Major Class
Gross Carrying Amount	13.2	13.2
Accumulated Amortization	(9.5)	(8.8)
Net	$ 3.7	$ 4.4